Vanguard S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (2.7%)
	Cogent Communications Holdings Inc.	132,370	10,129
	Shenandoah Telecommunications Co.	148,929	7,835
*	Iridium Communications Inc.	308,326	7,092
*	Vonage Holdings Corp.	724,917	6,981
*	Glu Mobile Inc.	365,011	3,643
	Scholastic Corp.	97,560	2,868
*	Cincinnati Bell Inc.	159,513	2,350
	ATN International Inc.	34,659	2,059
*	TechTarget Inc.	72,763	2,000
[1]	Meredith Corp.	127,382	1,903
	EW Scripps Co. Class A	172,252	1,493
*	QuinStreet Inc.	146,133	1,482
*	Consolidated Communications Holdings Inc.	229,422	1,390
	Marcus Corp.	72,767	981
	Spok Holdings Inc.	55,061	566
	Gannett Co. Inc.	414,835	543
			53,315
Consumer Discretionary (14.8%)
*	TopBuild Corp.	107,861	12,371
	Strategic Education Inc.	69,803	11,841
	Wingstop Inc.	93,596	11,414
*	Stamps.com Inc.	51,563	10,217
*	Fox Factory Holding Corp.	122,514	8,835
	Lithia Motors Inc. Class A	71,949	8,676
*	Meritage Homes Corp.	114,385	7,950
	LCI Industries	79,510	7,866
*	Capri Holdings Ltd.	481,925	7,248
*	YETI Holdings Inc.	210,277	6,750
*,1	iRobot Corp.	89,856	6,624
*	Dorman Products Inc.	92,666	6,479
[1]	Macy's Inc.	983,481	6,255
*	Crocs Inc.	218,018	6,246
*	LGI Homes Inc.	70,177	5,854
	Monro Inc.	105,807	5,830
	Winnebago Industries Inc.	106,909	5,816
	Steven Madden Ltd.	246,147	5,789
*	Shake Shack Inc. Class A	98,787	5,488
	MDC Holdings Inc.	159,089	5,407
	Wolverine World Wide Inc.	257,233	5,386
*	Cavco Industries Inc.	27,288	5,190
	Big Lots Inc.	123,741	4,795

		Shares	Market Value ($000)
	Callaway Golf Co.	298,710	4,576
*	Asbury Automotive Group Inc.	61,582	4,451
*	Installed Building Products Inc.	67,625	4,347
	Office Depot Inc.	1,733,215	4,281
*	Gentherm Inc.	104,159	4,239
	Cooper Tire & Rubber Co.	159,296	4,099
	Core-Mark Holding Co. Inc.	144,787	4,051
	Rent-A-Center Inc.	156,170	3,976
	La-Z-Boy Inc.	147,174	3,785
*	Perdoceo Education Corp.	222,949	3,630
	Group 1 Automotive Inc.	55,639	3,502
	Sturm Ruger & Co. Inc.	52,603	3,279
	Bloomin' Brands Inc.	276,560	3,156
*	M/I Homes Inc.	89,273	2,989
*	Sleep Number Corp.	90,037	2,806
	Standard Motor Products Inc.	64,337	2,738
*	Century Communities Inc.	90,074	2,661
*	American Axle & Manufacturing Holdings Inc.	357,272	2,540
	Dine Brands Global Inc.	53,199	2,415
	Oxford Industries Inc.	54,482	2,322
	Abercrombie & Fitch Co. Class A	199,193	2,315
[1]	PetMed Express Inc.	63,798	2,303
	Shutterstock Inc.	60,568	2,297
	Kontoor Brands Inc.	148,233	2,167
	Sonic Automotive Inc. Class A	77,391	2,034
*	Universal Electronics Inc.	44,072	1,994
*	Boot Barn Holdings Inc.	90,510	1,944
[1]	Children's Place Inc.	45,962	1,914
*	Vista Outdoor Inc.	184,804	1,794
[1]	Signet Jewelers Ltd.	165,976	1,751
*	Zumiez Inc.	64,572	1,574
*	America's Car-Mart Inc.	19,585	1,558
*	American Public Education Inc.	48,902	1,537
*	Monarch Casino & Resort Inc.	37,942	1,523
*	G-III Apparel Group Ltd.	136,347	1,408
	BJ's Restaurants Inc.	60,709	1,319
*	MarineMax Inc.	68,486	1,303
	Guess? Inc.	135,801	1,300
	Dave & Buster's Entertainment Inc.	97,750	1,289
[1]	Buckle Inc.	90,601	1,276
*	Garrett Motion Inc.	236,919	1,225
*	Hibbett Sports Inc.	56,126	1,084
	Designer Brands Inc. Class A	174,185	1,068
	Haverty Furniture Cos. Inc.	57,279	991
*	Motorcar Parts of America Inc.	59,956	949
	Caleres Inc.	130,755	938
*,1	Michaels Cos. Inc.	240,259	927
*,1	Lumber Liquidators Holdings Inc.	92,030	915
	Ethan Allen Interiors Inc.	77,968	881
*	El Pollo Loco Holdings Inc.	62,239	863
*	Chuy's Holdings Inc.	53,030	848
*,1	GameStop Corp. Class A	207,930	844
*	Genesco Inc.	45,100	834
*	Regis Corp.	77,089	811
	Shoe Carnival Inc.	28,561	742
	Ruth's Hospitality Group Inc.	85,600	694
	Cato Corp. Class A	69,205	671
*	Unifi Inc.	46,245	635

		Shares	Market Value ($000)
*	Red Robin Gourmet Burgers Inc.	41,108	570
*	Cooper-Standard Holdings Inc.	53,568	562
	Movado Group Inc.	51,802	544
*	Fiesta Restaurant Group Inc.	64,479	531
	Chico's FAS Inc.	378,799	511
	Tupperware Brands Corp.	154,856	500
*	Liquidity Services Inc.	84,171	481
*,1	Fossil Group Inc.	147,037	448
*,1	Conn's Inc.	60,955	440
*,1	Express Inc.	215,083	422
*	Vera Bradley Inc.	73,608	386
[1]	Tailored Brands Inc.	160,931	208
*	Barnes & Noble Education Inc.	121,286	188
			294,481
Consumer Staples (3.7%)
	WD-40 Co.	43,517	8,349
	J&J Snack Foods Corp.	47,441	6,102
[1]	B&G Foods Inc.	203,313	4,721
*	Central Garden & Pet Co. Class A	127,685	4,374
*	Cal-Maine Foods Inc.	96,311	4,292
	Vector Group Ltd.	366,591	4,190
	PriceSmart Inc.	70,914	3,856
	Medifast Inc.	36,808	3,767
	Coca-Cola Consolidated Inc.	14,716	3,582
	Universal Corp.	78,706	3,468
*	USANA Health Sciences Inc.	39,965	3,386
*	United Natural Foods Inc.	169,478	3,322
	Calavo Growers Inc.	51,919	3,038
	Inter Parfums Inc.	55,870	2,593
	SpartanNash Co.	115,885	2,481
	John B Sanfilippo & Son Inc.	27,820	2,419
	Fresh Del Monte Produce Inc.	96,485	2,401
*,1	National Beverage Corp.	36,964	2,106
	MGP Ingredients Inc.	42,090	1,579
	Andersons Inc.	103,219	1,338
*	Chefs' Warehouse Inc.	80,359	1,189
*	Central Garden & Pet Co.	31,108	1,141
*	Seneca Foods Corp. Class A	22,006	803
			74,497
Energy (3.0%)
	Helmerich & Payne Inc.	345,180	6,949
*	Southwestern Energy Co.	1,716,604	5,167
	Range Resources Corp.	662,267	3,967
*	PDC Energy Inc.	307,934	3,751
*,1	Renewable Energy Group Inc.	123,685	3,519
*	Dril-Quip Inc.	115,247	3,502
	Core Laboratories NV	140,543	2,842
	Archrock Inc.	407,471	2,587
	Patterson-UTI Energy Inc.	614,068	2,266
*	Oceaneering International Inc.	313,576	2,013
*	Helix Energy Solutions Group Inc.	450,446	1,514
*	SEACOR Holdings Inc.	55,712	1,493
	DMC Global Inc.	46,623	1,331
*	ProPetro Holding Corp.	262,350	1,299
	SM Energy Co.	337,891	1,189
*	Par Pacific Holdings Inc.	117,488	1,091
*	REX American Resources Corp.	17,929	1,052

		Shares	Market Value ($000)
*	Bonanza Creek Energy Inc.	58,765	993
*	Matrix Service Co.	86,005	948
*	Green Plains Inc.	106,462	910
*,1	Callon Petroleum Co.	1,244,511	832
*	Oil States International Inc.	192,671	817
[1]	Nabors Industries Ltd.	21,542	798
*	Talos Energy Inc.	63,705	774
*	Dorian LPG Ltd.	91,635	753
*	Gulfport Energy Corp.	459,613	694
	US Silica Holdings Inc.	234,197	691
	QEP Resources Inc.	758,671	648
*	Exterran Corp.	90,292	580
*	Newpark Resources Inc.	285,057	576
*,1	CONSOL Energy Inc.	82,007	558
*	RPC Inc.	160,910	512
*	Laredo Petroleum Inc.	566,184	480
*,1	Oasis Petroleum Inc.	911,834	420
*	Penn Virginia Corp.	42,523	373
*	Geospace Technologies Corp.	43,089	340
*,1	Denbury Resources Inc.	1,560,521	332
*	Era Group Inc. Class A	62,299	312
*,1	Ring Energy Inc.	186,697	222
*,1	Valaris plc Class A	630,096	211
*	TETRA Technologies Inc.	397,560	131
*	HighPoint Resources Corp.	345,039	83
			59,520
Financials (15.3%)
	Glacier Bancorp Inc.	272,236	11,213
*	eHealth Inc.	79,108	10,317
	Kinsale Capital Group Inc.	65,433	9,770
	Community Bank System Inc.	164,195	9,757
	CVB Financial Corp.	422,919	8,251
	Independent Bank Corp.	109,206	7,587
	Old National Bancorp	539,587	7,333
	American Equity Investment Life Holding Co.	289,618	6,282
	Simmons First National Corp. Class A	362,443	6,216
*	Green Dot Corp. Class A	150,518	5,747
	Columbia Banking System Inc.	229,173	5,583
	ServisFirst Bancshares Inc.	146,529	5,111
	Westamerica Bancorp	85,993	5,072
	Ameris Bancorp	208,012	5,040
*	PRA Group Inc.	144,438	4,928
	United Community Banks Inc.	250,940	4,906
	Horace Mann Educators Corp.	131,056	4,786
	First Midwest Bancorp Inc.	349,551	4,562
	NBT Bancorp Inc.	139,236	4,361
	Banner Corp.	112,333	4,219
	First Financial Bancorp	315,876	4,198
*	Palomar Holdings Inc.	56,059	4,172
	Pacific Premier Bancorp Inc.	188,811	4,082
	Hope Bancorp Inc.	403,207	3,828
	First Bancorp	690,320	3,776
	AMERISAFE Inc.	61,252	3,760
	Northwest Bancshares Inc.	375,531	3,740
	Apollo Commercial Real Estate Finance Inc.	453,246	3,730
	James River Group Holdings Ltd.	96,402	3,728
*	Axos Financial Inc.	169,617	3,698
	Walker & Dunlop Inc.	91,048	3,687

		Shares	Market Value ($000)
*	Seacoast Banking Corp. of Florida	163,797	3,563
	Safety Insurance Group Inc.	46,541	3,548
	PennyMac Mortgage Investment Trust	317,951	3,501
	Eagle Bancorp Inc.	106,844	3,458
*	NMI Holdings Inc. Class A	216,016	3,319
	Piper Sandler Cos.	55,168	3,290
	Cadence Bancorp Class A	406,711	3,282
	City Holding Co.	51,586	3,245
	Flagstar Bancorp Inc.	109,394	3,205
	Employers Holdings Inc.	101,249	3,026
	Waddell & Reed Financial Inc. Class A	223,693	2,917
	Southside Bancshares Inc.	100,992	2,848
*	Encore Capital Group Inc.	87,715	2,787
	S&T Bancorp Inc.	121,936	2,712
*	INTL. FCStone Inc.	51,735	2,639
	Veritex Holdings Inc.	150,468	2,636
	National Bank Holdings Corp. Class A	99,435	2,615
	Great Western Bancorp Inc.	179,360	2,554
	First Commonwealth Financial Corp.	310,999	2,544
	Tompkins Financial Corp.	38,908	2,504
	Provident Financial Services Inc.	191,344	2,493
[1,2]	FGL Holdings	309,035	2,490
	New York Mortgage Trust Inc.	1,166,059	2,425
	ProAssurance Corp.	171,482	2,366
	Brookline Bancorp Inc.	253,037	2,353
	Stewart Information Services Corp.	75,556	2,329
	Heritage Financial Corp.	116,696	2,217
	Virtus Investment Partners Inc.	23,224	2,159
	Meta Financial Group Inc.	109,573	1,986
	OFG Bancorp	163,175	1,983
	TrustCo Bank Corp.	309,366	1,949
*	Ambac Financial Group Inc.	143,848	1,930
	Redwood Trust Inc.	357,224	1,911
*	Blucora Inc.	155,182	1,886
*	Third Point Reinsurance Ltd.	253,206	1,869
	HomeStreet Inc.	77,930	1,856
*	Triumph Bancorp Inc.	74,411	1,827
	Boston Private Financial Holdings Inc.	265,431	1,824
	United Fire Group Inc.	67,425	1,809
	Universal Insurance Holdings Inc.	96,700	1,727
	Preferred Bank	43,441	1,632
	Banc of California Inc.	142,004	1,555
	Allegiance Bancshares Inc.	60,642	1,553
*	Enova International Inc.	108,041	1,529
	Capstead Mortgage Corp.	300,030	1,518
	Northfield Bancorp Inc.	137,365	1,501
	ARMOUR Residential REIT Inc.	187,496	1,468
	Berkshire Hills Bancorp Inc.	135,703	1,468
	Central Pacific Financial Corp.	89,552	1,443
[1]	Invesco Mortgage Capital Inc.	509,167	1,410
	Dime Community Bancshares Inc.	97,472	1,407
	Opus Bank	68,904	1,343
	KKR Real Estate Finance Trust Inc.	77,523	1,255
*	World Acceptance Corp.	17,477	1,162
	WisdomTree Investments Inc.	371,696	1,111
	Franklin Financial Network Inc.	42,670	1,052
*	Customers Bancorp Inc.	91,245	1,012
	HCI Group Inc.	20,454	917

		Shares	Market Value ($000)
	Hanmi Financial Corp.	98,684	891
*	EZCORP Inc. Class A	167,269	863
	Granite Point Mortgage Trust Inc.	174,295	858
*	Donnelley Financial Solutions Inc.	99,080	808
	Ready Capital Corp.	117,005	687
	United Insurance Holdings Corp.	66,630	522
	Greenhill & Co. Inc.	47,705	476
			304,463
Health Care (13.1%)
*	Neogen Corp.	166,488	11,857
*	Emergent BioSolutions Inc.	139,461	11,644
*	Momenta Pharmaceuticals Inc.	360,867	11,360
*	Omnicell Inc.	133,285	8,918
*	NeoGenomics Inc.	331,339	8,843
*	HMS Holdings Corp.	279,985	8,747
*	Integer Holdings Corp.	103,844	8,222
*	Medpace Holdings Inc.	87,037	8,079
*	Merit Medical Systems Inc.	175,422	7,892
	Ensign Group Inc.	159,339	6,966
	CONMED Corp.	90,102	6,614
*	AMN Healthcare Services Inc.	148,528	6,589
*	Pacira BioSciences Inc.	132,755	5,835
*	Select Medical Holdings Corp.	341,462	5,511
*	Magellan Health Inc.	69,229	5,192
*	BioTelemetry Inc.	108,099	5,100
*	Corcept Therapeutics Inc.	327,035	4,951
*	Glaukos Corp.	123,789	4,825
*	Covetrus Inc.	310,506	4,745
*	Xencor Inc.	156,771	4,742
*	Cardiovascular Systems Inc.	111,941	4,334
*	Addus HomeCare Corp.	43,044	4,260
	Luminex Corp.	133,136	4,149
*	Supernus Pharmaceuticals Inc.	166,929	4,026
*	Cytokinetics Inc.	187,973	3,893
*	REGENXBIO Inc.	99,337	3,741
*	Myriad Genetics Inc.	236,233	3,433
	Mesa Laboratories Inc.	12,771	3,375
*	Tabula Rasa HealthCare Inc.	62,490	3,339
*	Coherus Biosciences Inc.	175,607	3,273
	US Physical Therapy Inc.	40,453	2,999
*	Innoviva Inc.	212,539	2,969
*	Tactile Systems Technology Inc.	60,689	2,940
*	Providence Service Corp.	36,396	2,930
*	OraSure Technologies Inc.	196,575	2,858
*	CryoLife Inc.	119,094	2,707
*	Enanta Pharmaceuticals Inc.	50,573	2,604
*	Endo International plc	641,865	2,478
*	Natus Medical Inc.	108,552	2,323
*	Varex Imaging Corp.	121,722	2,284
*	RadNet Inc.	132,890	2,265
*	Inogen Inc.	57,912	2,201
*	Hanger Inc.	119,064	2,186
*	Pennant Group Inc.	83,216	2,121
*	Meridian Bioscience Inc.	135,080	2,088
*	Orthofix Medical Inc.	60,239	2,053
*	Amphastar Pharmaceuticals Inc.	108,622	2,025
*	Heska Corp.	22,489	1,978
*	Vanda Pharmaceuticals Inc.	168,719	1,977

		Shares	Market Value ($000)
	Simulations Plus Inc.	38,556	1,954
*	CorVel Corp.	28,331	1,923
*	HealthStream Inc.	81,083	1,847
*	Lantheus Holdings Inc.	124,181	1,705
	Phibro Animal Health Corp. Class A	64,057	1,678
*	Eagle Pharmaceuticals Inc.	32,272	1,654
*	Surmodics Inc.	43,267	1,600
*	NextGen Healthcare Inc.	153,126	1,580
	Owens & Minor Inc.	199,042	1,578
*	Anika Therapeutics Inc.	45,259	1,518
*	Tivity Health Inc.	136,521	1,454
	LeMaitre Vascular Inc.	51,779	1,392
*	AngioDynamics Inc.	120,345	1,229
*	Community Health Systems Inc.	375,318	1,182
*	Progenics Pharmaceuticals Inc.	276,149	1,172
*	Spectrum Pharmaceuticals Inc.	357,482	1,051
*	ANI Pharmaceuticals Inc.	29,591	919
	Computer Programs & Systems Inc.	39,903	883
*,1	AMAG Pharmaceuticals Inc.	108,185	834
*	Lannett Co. Inc.	106,330	813
*	Cross Country Healthcare Inc.	116,066	705
	Invacare Corp.	108,186	666
*	Cutera Inc.	44,996	598
			260,376
Industrials (17.6%)
	Exponent Inc.	164,513	12,213
*	Proto Labs Inc.	85,019	10,742
	Simpson Manufacturing Co. Inc.	128,071	10,253
*	Aerojet Rocketdyne Holdings Inc.	229,783	10,076
*	Saia Inc.	82,426	8,938
	UFP Industries Inc.	195,074	8,921
	UniFirst Corp.	48,583	8,735
	John Bean Technologies Corp.	100,664	8,270
	Brady Corp. Class A	158,157	8,087
	Watts Water Technologies Inc. Class A	87,737	7,296
	Applied Industrial Technologies Inc.	122,870	7,126
	AAON Inc.	129,039	6,990
	ESCO Technologies Inc.	82,493	6,815
	ABM Industries Inc.	211,068	6,486
	Franklin Electric Co. Inc.	122,388	6,208
	Hillenbrand Inc.	235,483	6,061
	Albany International Corp. Class A	97,525	5,881
	Arcosa Inc.	153,829	5,872
	Barnes Group Inc.	151,540	5,725
*	SPX Corp.	140,213	5,606
	Federal Signal Corp.	192,210	5,601
	Moog Inc. Class A	102,370	5,558
	Korn Ferry	175,753	5,318
	SkyWest Inc.	160,155	5,136
*	Hub Group Inc. Class A	106,126	4,964
*	AeroVironment Inc.	68,616	4,860
	Mueller Industries Inc.	181,096	4,850
*	Meritor Inc.	234,842	4,786
*	SPX FLOW Inc.	135,290	4,678
*	Gibraltar Industries Inc.	102,658	4,518
	Mobile Mini Inc.	140,015	4,486
	Allegiant Travel Co. Class A	41,927	4,467
*	Chart Industries Inc.	113,617	4,459

		Shares	Market Value ($000)
	Forward Air Corp.	89,681	4,455
	Comfort Systems USA Inc.	116,493	4,310
*	Sunrun Inc.	247,367	4,131
	Cubic Corp.	99,311	4,093
	Matson Inc.	136,367	3,896
	Tennant Co.	58,136	3,717
	Patrick Industries Inc.	70,939	3,680
*	Vicor Corp.	58,229	3,551
	Kaman Corp.	88,645	3,546
	Heartland Express Inc.	149,093	3,265
	Lindsay Corp.	34,374	3,228
*	Atlas Air Worldwide Holdings Inc.	82,190	3,210
	Encore Wire Corp.	66,467	3,210
	Alamo Group Inc.	30,760	3,178
	Marten Transport Ltd.	123,555	3,162
*	American Woodmark Corp.	49,554	3,110
	Enerpac Tool Group Corp. Class A	170,524	3,052
	Astec Industries Inc.	71,668	3,044
	EnPro Industries Inc.	66,122	2,981
*	Harsco Corp.	250,701	2,798
*	GMS Inc.	133,979	2,745
	US Ecology Inc.	81,016	2,728
	AZZ Inc.	82,944	2,626
	Granite Construction Inc.	148,167	2,608
*	PGT Innovations Inc.	184,916	2,517
	Raven Industries Inc.	113,423	2,433
	Griffon Corp.	135,709	2,280
	Greenbrier Cos. Inc.	103,262	2,191
	Hawaiian Holdings Inc.	148,310	2,140
	AAR Corp.	104,950	2,117
	Standex International Corp.	39,734	2,102
	Matthews International Corp. Class A	99,934	2,069
*	TrueBlue Inc.	123,166	1,904
	ArcBest Corp.	80,885	1,811
*	Echo Global Logistics Inc.	86,385	1,788
	Apogee Enterprises Inc.	84,847	1,752
	Wabash National Corp.	171,466	1,638
	Interface Inc. Class A	186,394	1,583
	Kelly Services Inc. Class A	105,001	1,574
*	MYR Group Inc.	52,912	1,524
*	Aegion Corp. Class A	97,398	1,462
	National Presto Industries Inc.	15,935	1,434
	Heidrick & Struggles International Inc.	60,623	1,345
	Quanex Building Products Corp.	105,902	1,313
	Pitney Bowes Inc.	540,933	1,282
	Triumph Group Inc.	158,771	1,189
	Viad Corp.	64,383	1,181
	Resources Connection Inc.	96,761	1,063
*	Forrester Research Inc.	33,651	1,057
	Insteel Industries Inc.	58,317	1,029
*	CIRCOR International Inc.	62,833	1,010
*	DXP Enterprises Inc.	50,736	895
	Park Aerospace Corp.	61,802	750
*	Foundation Building Materials Inc.	55,652	741
	Powell Industries Inc.	27,729	738
*	Lydall Inc.	55,414	600
*	Veritiv Corp.	39,774	496
*	Team Inc.	96,004	473

		Shares	Market Value ($000)
	RR Donnelley & Sons Co.	226,031	246
[1]	Briggs & Stratton Corp.	134,272	220
[1]	Titan International Inc.	160,443	197
			350,450
Information Technology (15.2%)
*	Qualys Inc.	105,800	12,201
	Power Integrations Inc.	93,487	10,129
	Brooks Automation Inc.	229,891	9,189
*	Anixter International Inc.	95,657	9,155
*	Viavi Solutions Inc.	730,806	8,470
*	Advanced Energy Industries Inc.	121,813	8,141
*	SPS Commerce Inc.	110,655	7,542
*	Fabrinet	117,593	7,519
*	LivePerson Inc.	195,730	7,330
*	Itron Inc.	111,915	7,210
	ManTech International Corp. Class A	85,508	6,647
*	ExlService Holdings Inc.	108,321	6,626
*	Diodes Inc.	131,465	6,394
*	Rogers Corp.	59,025	6,390
*	Alarm.com Holdings Inc.	134,375	6,355
*	Bottomline Technologies DE Inc.	121,039	6,125
*	FormFactor Inc.	240,734	6,059
*	Plexus Corp.	92,702	5,953
*	Sanmina Corp.	222,416	5,919
*	Insight Enterprises Inc.	113,687	5,828
	Progress Software Corp.	142,449	5,755
	Badger Meter Inc.	92,483	5,659
	EVERTEC Inc.	189,788	5,527
*	Rambus Inc.	354,009	5,501
	NIC Inc.	212,858	5,121
	KEMET Corp.	184,719	4,993
	CSG Systems International Inc.	104,737	4,959
*	Onto Innovation Inc.	156,056	4,850
*	8x8 Inc.	318,753	4,635
	Kulicke & Soffa Industries Inc.	201,643	4,509
*	Knowles Corp.	273,739	4,117
*	OSI Systems Inc.	54,297	4,114
	Methode Electronics Inc.	117,434	3,682
*	TTM Technologies Inc.	312,091	3,611
*	MaxLinear Inc. Class A	206,348	3,574
*	Perficient Inc.	103,344	3,518
*	Sykes Enterprises Inc.	122,086	3,328
*	MicroStrategy Inc. Class A	26,150	3,255
*	ePlus Inc.	42,971	3,167
*	FARO Technologies Inc.	55,404	3,118
*	Virtusa Corp.	94,868	2,853
*	Cardtronics plc Class A	115,054	2,783
*,1	3D Systems Corp.	375,575	2,768
*	Axcelis Technologies Inc.	102,629	2,756
*	Ultra Clean Holdings Inc.	126,558	2,624
*	Photronics Inc.	213,476	2,560
	Benchmark Electronics Inc.	119,219	2,526
*	NETGEAR Inc.	95,469	2,456
	TiVo Corp.	402,624	2,452
*	CEVA Inc.	70,088	2,416
	TTEC Holdings Inc.	55,906	2,368
	CTS Corp.	103,465	2,208
	Xperi Corp.	157,630	2,167

		Shares	Market Value ($000)
*	OneSpan Inc.	103,518	2,104
	Cohu Inc.	131,222	1,976
*	ScanSource Inc.	79,880	1,969
*	Unisys Corp.	164,102	1,864
*	Veeco Instruments Inc.	154,776	1,817
	ADTRAN Inc.	151,716	1,730
*	Harmonic Inc.	303,642	1,637
*	Ichor Holdings Ltd.	71,343	1,623
	Ebix Inc.	70,963	1,590
	PC Connection Inc.	35,248	1,526
*	PDF Solutions Inc.	87,883	1,499
	Comtech Telecommunications Corp.	77,729	1,384
[1]	Plantronics Inc.	103,343	1,347
*	DSP Group Inc.	72,811	1,312
*	Extreme Networks Inc.	389,226	1,284
*	Agilysys Inc.	64,609	1,242
*	Diebold Nixdorf Inc.	242,886	1,163
*	SMART Global Holdings Inc.	41,632	1,115
	MTS Systems Corp.	57,137	1,006
*	Digi International Inc.	89,604	997
*	CalAmp Corp.	109,436	843
*,1	Applied Optoelectronics Inc.	61,290	541
*	Arlo Technologies Inc.	239,060	528
	Daktronics Inc.	119,370	506
	Bel Fuse Inc. Class B	31,864	299
			302,014
Materials (4.9%)
	Balchem Corp.	102,271	10,294
	Quaker Chemical Corp.	41,142	7,029
[1]	Cleveland-Cliffs Inc.	1,261,899	6,587
	Stepan Co.	63,645	6,184
	HB Fuller Co.	161,832	6,088
	Innospec Inc.	77,861	6,002
*	Arconic Corp.	307,874	4,455
	Boise Cascade Co.	123,522	4,204
	Kaiser Aluminum Corp.	50,519	3,625
*	GCP Applied Technologies Inc.	170,567	3,435
	Materion Corp.	64,827	3,403
*	Ferro Corp.	261,094	3,138
*	Livent Corp.	463,222	3,122
	Schweitzer-Mauduit International Inc.	98,093	2,981
	Neenah Inc.	53,416	2,701
	Trinseo SA	124,999	2,573
	Warrior Met Coal Inc.	162,176	2,283
	PH Glatfelter Co.	140,131	2,159
	Myers Industries Inc.	112,660	1,533
*	Kraton Corp.	100,335	1,530
*	Clearwater Paper Corp.	52,472	1,520
	Hawkins Inc.	29,898	1,283
	Tredegar Corp.	78,310	1,199
	American Vanguard Corp.	85,081	1,132
*	Koppers Holdings Inc.	65,520	1,086
	FutureFuel Corp.	81,310	1,064
*	AdvanSix Inc.	89,379	1,058
*	US Concrete Inc.	50,239	1,048
	Mercer International Inc.	127,365	1,028
*	Century Aluminum Co.	157,877	941
	SunCoke Energy Inc.	275,996	941

		Shares	Market Value ($000)
	Haynes International Inc.	39,485	901
*	TimkenSteel Corp.	124,993	438
	Rayonier Advanced Materials Inc.	160,967	349
	Olympic Steel Inc.	28,918	319
*	LSB Industries Inc.	14,759	16
			97,649
Real Estate (7.2%)
	Agree Realty Corp.	152,750	9,588
	Lexington Realty Trust	787,976	7,659
	Easterly Government Properties Inc.	235,769	5,911
	CareTrust REIT Inc.	303,656	5,657
	National Storage Affiliates Trust	188,413	5,654
	Washington REIT	256,064	5,616
	Uniti Group Inc.	613,935	5,065
	Four Corners Property Trust Inc.	219,064	4,736
	LTC Properties Inc.	126,370	4,652
[1]	Innovative Industrial Properties Inc.	54,147	4,425
	Global Net Lease Inc.	284,849	3,997
	American Assets Trust Inc.	152,158	3,982
	Industrial Logistics Properties Trust	207,273	3,886
	Office Properties Income Trust	153,246	3,876
	DiamondRock Hospitality Co.	636,099	3,810
	Essential Properties Realty Trust Inc.	279,276	3,809
	Universal Health Realty Income Trust	40,257	3,760
	Retail Opportunity Investments Corp.	369,050	3,465
	Acadia Realty Trust	277,015	3,249
	Xenia Hotels & Resorts Inc.	358,568	3,227
	Getty Realty Corp.	109,031	2,902
	Independence Realty Trust Inc.	287,978	2,848
	Diversified Healthcare Trust	756,217	2,707
	Investors Real Estate Trust	36,923	2,618
	iStar Inc.	237,822	2,599
	Kite Realty Group Trust	267,478	2,595
	Alexander & Baldwin Inc.	216,256	2,468
	Community Healthcare Trust Inc.	64,524	2,350
	Safehold Inc.	41,864	2,294
	NexPoint Residential Trust Inc.	71,164	2,276
	Realogy Holdings Corp.	363,082	2,200
	Summit Hotel Properties Inc.	335,478	2,097
*	Marcus & Millichap Inc.	74,819	2,063
*	St. Joe Co.	99,813	1,921
[1]	Tanger Factory Outlet Centers Inc.	296,257	1,822
	Franklin Street Properties Corp.	338,352	1,807
	RE/MAX Holdings Inc. Class A	56,474	1,581
	Armada Hoffler Properties Inc.	176,154	1,519
	RPT Realty	255,006	1,471
	Urstadt Biddle Properties Inc. Class A	94,587	1,207
	Saul Centers Inc.	37,566	1,141
	Chatham Lodging Trust	149,096	1,006
	Whitestone REIT	128,149	788
	Hersha Hospitality Trust Class A	112,885	569
[1]	Washington Prime Group Inc.	591,381	379
[1]	Pennsylvania REIT	190,476	215
	Cedar Realty Trust Inc.	271,900	202
*,1	CBL & Associates Properties Inc.	541,488	163
			143,832

				Shares	Market Value ($000)
Utilities (2.4%)
	American States Water Co.			117,012	9,596
	El Paso Electric Co.			129,559	8,806
	South Jersey Industries Inc.			293,658	8,328
	Avista Corp.			211,908	8,301
	California Water Service Group			152,962	7,189
	Northwest Natural Holding Co.			96,698	6,199
					48,419
Total Common Stocks (Cost $2,394,416)					1,989,016
		Coupon
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[3,4]	Vanguard Market Liquidity Fund	0.307%		422,351	42,235
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[5]	United States Treasury Bill	0.208%	9/15/20	100	100
[5]	United States Treasury Bill	0.117%	9/29/20	290	290
					390
Total Temporary Cash Investments (Cost $42,614)					42,625
Total Investments (102.0%) (Cost $2,437,030)					2,031,641
Other Assets and Liabilities-Net (-2.0%)[4,5]					(40,708)
Net Assets (100.0%)					1,990,933
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,038,000.
2	The shares and market value of FGL Holdings ("FGL") are adjusted by 106,377 shares and $975,000 to account for the sale on May 29, 2020, of shares of Fidelity National Financial Inc. ("Fidelity") to be received as a result of Fidelity's acquisition of FGL. The Fidelity shares were sold because Fidelity is not part of the benchmark index. The sale was settled on June 5, 2020, after receipt of the Fidelity shares. The market value includes the residual cash entitlement of $11.22 per share of FGL.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $37,786,000 was received for securities on loan.
5	Securities with a value of $390,000 and cash of $76,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	59	4,109	295

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,989,016	—	—	1,989,016
Temporary Cash Investments	42,235	390	—	42,625
Total	2,031,251	390	—	2,031,641

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	50	—	—	50
1	Represents variation margin on the last day of the reporting period.